Document and Entity Information	Jan. 01, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 01, 2025
Entity File Number	001-38694
Entity Registrant Name	ARCADIUM LITHIUM PLC
Entity Central Index Key	0001977303
Entity Incorporation, State or Country Code	Y9
Entity Tax Identification Number	98-1737136
Entity Address, Address Line One	Suite 12, Gateway Hub
Entity Address, Address Line Two	Shannon Airport House
Entity Address, City or Town	Shannon, Co. Clare
Entity Address, Country	IE
Entity Address, Postal Zip Code	V14 E3 70
City Area Code	353 1
Local Phone Number	6875238
Title of 12(b) Security	Ordinary Shares, par value $1.00 per share*
Trading Symbol	ALTM
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false